Schedule of Investments (unaudited) September 30, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.5%

State — 0.2%
Alabama Public School and College Authority, Refunding RB, Series A, 4.00%, 11/01/38	$395	$370,770

Transportation — 0.3%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 5.00%, 09/01/24(a)	900	930,523

Total Municipal Bonds in Alabama		1,301,293

Arizona — 0.2%

County/City/Special District/School District — 0.2%
City of Phoenix AZ, Refunding GO, 5.00%, 07/01/24	650	670,105

California — 21.6%

County/City/Special District/School District — 4.3%
Coast Community College District, Refunding GO, Series A, 4.00%, 08/01/23(b)	1,000	1,007,277
Contra Costa Community College District, GO, Series A, 4.00%, 08/01/39	1,000	960,232
El Camino Community College District Foundation, GO, CAB, Series C, 0.00%, 08/01/38(c)	680	331,113
Fremont Union High School District, Refunding GO, Series A, 5.00%, 08/01/44	1,350	1,412,273
Los Angeles Community College District/CA, Refunding GO, Series A, 5.00%, 08/01/24(b)	1,000	1,033,407
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	889,366
Los Angeles Unified School District/CA, GO, Series B-1, 5.00%, 07/01/33	1,500	1,609,519
Poway Unified School District, Refunding GO, Series B, 0.00%, 08/01/46(c)	995	298,586
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	276,807
San Diego Community College District, Refunding GO, 4.00%, 08/01/26(b)	500	515,766
San Diego Unified School District/CA, GO
Series I, 5.00%, 07/01/41	1,000	1,040,345
Series I, 5.00%, 07/01/47	2,075	2,142,216
Series L, 4.00%, 07/01/49	1,000	906,443
San Massachusettsrcos Unified School District, GO, CAB, Series B, 0.00%, 08/01/51(c)	350	80,266

		12,503,616

Education — 2.6%
California Educational Facilities Authority, RB
Series U-6, 5.00%, 05/01/45	1,260	1,376,650
Series U-7, 5.00%, 06/01/46	495	540,353
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	496,990
Series A, 4.00%, 11/01/38	500	484,402
Series A, 5.00%, 11/01/43	540	554,169
Series A, 5.00%, 11/01/48	1,030	1,069,855
Lodi Unified School District/CA, GO, Series 2022, 3.00%, 08/01/43	975	710,011
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	605	623,609

Security	Par (000)	Value

Education (continued)
University of California, Refunding RB (continued)
Series AY, 5.00%, 05/15/32	$500	$537,558
Series AY, 5.00%, 05/15/36	1,000	1,053,392

		7,446,989

Health — 0.4%
California Health Facilities Financing Authority, Refunding RB, Class A, 5.00%, 08/15/51	1,000	1,033,610

State — 6.0%
California State Public Works Board, RB
Series A, 5.00%, 03/01/38	1,000	1,006,263
Series C, 5.00%, 08/01/30	1,000	1,110,596
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26	250	266,823
Series C, 5.00%, 11/01/34	685	721,602
State of California, GO, 5.00%, 03/01/45	1,000	1,021,516
State of California, Refunding GO
5.00%, 10/01/24	475	492,336
5.00%, 10/01/25	1,000	1,053,196
5.00%, 08/01/26	540	566,955
5.00%, 08/01/27	1,000	1,065,668
5.00%, 08/01/31	1,000	1,060,692
5.00%, 09/01/31	565	599,875
5.00%, 12/01/31	2,000	2,038,497
4.00%, 09/01/32	250	254,471
4.00%, 09/01/35	1,000	1,000,880
5.00%, 09/01/35	1,000	1,050,514
3.00%, 10/01/37	825	693,773
5.00%, 02/01/38	1,000	1,005,317
5.00%, 12/01/43	500	509,395
5.00%, 08/01/46	1,000	1,032,789
3.00%, 04/01/52	1,000	716,049

		17,267,207

Tobacco — 0.9%
Golden State Tobacco Securitization Corp., Refunding RB, Series A, (SAP), 5.00%, 06/01/25(b)	2,400	2,515,549

Transportation — 2.7%
Bay Area Toll Authority, RB, Series F-1, 4.00%, 04/01/56	1,000	874,830
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	473,805
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	500	514,121
City of Los Angeles Department of Airports, ARB, Sub-Series B, 5.00%, 05/15/42	1,500	1,544,758
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, 3.00%, 05/15/40	1,265	968,850
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	852,961
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(c)
Series A, (AGM), 0.00%, 01/15/36	500	268,011
Series A, (AGM), 0.00%, 01/15/37	1,000	506,514
Riverside County Transportation Commission, Refunding RB, Series B-1, Senior Lien, 4.00%, 06/01/37	1,154	1,045,069
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 4.00%, 05/01/49	1,000	847,523

		7,896,442

1

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 4.7%
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/35	$1,305	$1,376,363
East Bay Municipal Utility District Water System Revenue, Refunding RB
Series B, 5.00%, 06/01/33	1,435	1,542,799
Series B-2, 5.00%, 06/01/34	1,000	1,142,804
Los Angeles Department of Water & Power, RB, Series D, 5.00%, 07/01/44	1,500	1,538,183
Los Angeles Department of Water & Power, Refunding RB
Series A, 5.00%, 07/01/30	1,500	1,560,702
Series A, 5.00%, 07/01/37	1,000	1,055,987
Sacramento Municipal Utility District, RB, Series A, 5.00%, 08/15/41	575	582,742
San Diego County Water Authority, RB, Series A, 5.00%, 05/01/47	1,550	1,677,738
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	525,400
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	1,500	1,388,781
State of California Department of Water Resources, Refunding RB, Series AW, 5.00%, 12/01/26(b)	1,000	1,069,388

		13,460,887

Total Municipal Bonds in California		62,124,300

Colorado — 1.9%

County/City/Special District/School District — 0.5%
City & County of Denver Colorado Dedicated Excise Tax Revenue, Refunding RB, Series A, 4.00%, 08/01/46	1,500	1,303,600

Health — 0.3%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	968,988

State — 0.2%
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	453,889

Transportation — 0.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/35	1,000	1,012,186
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	400	406,284

		1,418,470

Utilities — 0.4%
Board of Water Commissioners City & County of Denver, RB, Series A, 4.00%, 12/15/26	1,230	1,230,767

Total Municipal Bonds in Colorado		5,375,714

Connecticut — 2.2%

Health — 0.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,000	999,707

State — 1.9%
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 09/01/24	400	413,566
Series A, 5.00%, 10/01/29	725	737,025
Series A, 4.00%, 05/01/36	1,000	954,796

Security	Par (000)	Value

State (continued)
State of Connecticut Special Tax Revenue, RB (continued)
Series A, 4.00%, 09/01/36	$430	$409,829
State of Connecticut, GO
Series A, 5.00%, 10/15/23	850	866,119
Series A, 5.00%, 10/15/27	400	406,687
Series B, 5.00%, 06/15/28	400	416,843
Series B, 4.00%, 06/15/33	850	840,995
State of Connecticut, Refunding GO, Series B, 5.00%, 05/15/25	250	260,443

		5,306,303

Total Municipal Bonds in Connecticut		6,306,010

District of Columbia — 2.0%

State — 0.5%
District of Columbia, GO
Series D, 5.00%, 06/01/26	500	531,080
Series D, 4.00%, 06/01/34	1,000	988,259

		1,519,339

Transportation — 0.9%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,260,661
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,323,237

		2,583,898

Utilities — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Sub-Series A, 5.00%, 10/01/45	1,510	1,553,739

Total Municipal Bonds in District of Columbia		5,656,976

Florida — 3.0%

County/City/Special District/School District — 1.0%
City of Tampa Florida, RB, 5.00%, 07/01/50	1,000	990,088
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,298,190
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	523,975

		2,812,253

State — 0.3%
State of Florida, Refunding GO, Series A, 5.00%, 07/01/25	1,000	1,048,473

Transportation — 1.7%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/33	1,000	1,039,778
County of Broward Florida Airport System Revenue, Refunding ARB, Series Q-1, 5.00%, 10/01/22(b)	1,000	1,000,000
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/54	850	837,480
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/25	1,000	1,023,922
State of Florida Department of Transportation Turnpike System Revenue, RB, Series A, 4.00%, 07/01/48	1,000	882,155

		4,783,335

Total Municipal Bonds in Florida		8,644,061

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 2.6%

County/City/Special District/School District — 0.9%
Gwinnett County School District, GO, 5.00%, 02/01/40	$1,400	$1,501,969
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/35	1,000	1,044,724

		2,546,693

State — 0.9%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	688,941
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/28	1,710	1,849,605

		2,538,546

Transportation — 0.6%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/29	1,000	1,088,502
Georgia Ports Authority, ARB, 5.25%, 07/01/52	750	797,950

		1,886,452

Utilities — 0.2%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 05/01/25(b)	500	521,860

Total Municipal Bonds in Georgia		7,493,551

Hawaii — 0.2%

State — 0.2%
State of Hawaii, Refunding GO, Series A, 5.00%, 11/01/22(b)	500	500,741

Illinois — 4.3%

Health — 0.3%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	986,191

State — 1.9%
Metropolitan Pier & Exposition Authority, Refunding RB, Class B, (AGM), 0.00%, 06/15/46(c)	1,105	318,856
State of Illinois, GO
5.00%, 05/01/39	1,500	1,465,255
Series C, 5.00%, 11/01/29	1,000	1,018,112
Series D, 5.00%, 11/01/24	1,000	1,016,522
Series D, 5.00%, 11/01/26	500	509,345
State of Illinois, Refunding GO
Series A, 5.00%, 10/01/25	500	508,404
Series A, 5.00%, 10/01/28	500	511,419

		5,347,913

Transportation — 1.7%
Chicago O’Hare International Airport, ARB, Series E, Senior Lien, 5.00%, 01/01/24	410	418,483
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	1,000	883,207
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,013,321
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	200,888
Illinois State Toll Highway Authority, RB
Series A, 4.00%, 01/01/46	1,000	888,602
Series B, 5.00%, 01/01/41	1,000	1,026,510

Security	Par (000)	Value

Transportation (continued)
Illinois State Toll Highway Authority, Refunding RB
Series A, 5.00%, 01/01/25	$100	$103,617
Series A, 5.00%, 01/01/30	250	270,282

		4,804,910

Utilities — 0.4%
Illinois Finance Authority, RB, 5.00%, 07/01/36	1,085	1,181,001

Total Municipal Bonds in Illinois		12,320,015

Indiana — 0.0%

State — 0.0%
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	103,427

Kansas — 0.7%

County/City/Special District/School District — 0.1%
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/27(b)	155	165,679

Health — 0.1%
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/47	425	429,042

Transportation — 0.5%
State of Kansas Department of Transportation, RB
5.00%, 09/01/27	1,000	1,046,405
5.00%, 09/01/34	500	515,910

		1,562,315

Total Municipal Bonds in Kansas		2,157,036

Louisiana — 0.3%

County/City/Special District/School District — 0.3%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series C-1, 2nd Lien, 5.00%, 05/01/23(b)	925	935,161

Maryland — 1.5%

State — 1.1%
State of Maryland, GO
Series A, 5.00%, 03/15/28	450	490,434
Series A, 5.00%, 03/15/30	1,000	1,114,938
Series A, 5.00%, 03/15/31	400	428,417
State of Maryland, Refunding GO, Series B, 5.00%, 08/01/25	1,000	1,050,124

		3,083,913

Transportation — 0.4%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	408,630
4.00%, 11/01/29	695	705,498

		1,114,128

Total Municipal Bonds in Maryland		4,198,041

Massachusetts — 2.6%

Education — 0.7%
Massachusetts Development Finance Agency, RB, Series P, 5.00%, 07/01/50	500	550,630

3

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 07/15/40	$1,000	$1,097,190
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24(b)	400	414,350

		2,062,170

Health — 0.4%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34	1,000	1,043,819

State — 1.5%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/26	725	767,263
Series B, 3.00%, 02/01/48	1,000	717,159
Series E, 4.00%, 04/01/46	530	478,976
Series F, 5.00%, 11/01/42	1,000	1,037,610
Series G, 4.00%, 09/01/32	1,325	1,338,825

		4,339,833

Total Municipal Bonds in Massachusetts		7,445,822

Michigan — 1.2%

Education — 0.2%
University of Michigan, Refunding RB, 5.00%, 04/01/26(b)	585	619,678

Health — 0.4%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,033,671

State — 0.6%
Michigan State Building Authority, Refunding RB, Series I, 3.00%, 10/15/51	1,000	700,813
State of Michiganchigan Trunk Line Revenue, RB, BAB, Series B, 5.00%, 11/15/45	1,000	1,064,269

		1,765,082

Total Municipal Bonds in Michigan		3,418,431

Minnesota — 0.4%

Health — 0.4%
City of Rochester Minnesota, Refunding RB, 5.00%, 11/15/57	1,000	1,032,521

Missouri — 0.4%

Utilities — 0.4%
Metropolitan St Louis Sewer District, Refunding RB
Series B, 5.00%, 05/01/25(b)	330	339,077
Series B, 5.00%, 05/01/45	705	724,392

Total Municipal Bonds in Missouri		1,063,469

New Jersey — 5.1%

Health — 0.3%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	861,637

State — 2.0%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	1,000	988,584
New Jersey Economic Development Authority, Refunding RB
Series NN, 5.00%, 03/01/23(b)	1,000	1,007,527
Series NN, 5.00%, 03/01/25	500	501,986
New Jersey Transportation Trust Fund Authority, RB, Series S, 5.00%, 06/15/46	500	494,886

Security	Par (000)	Value

State (continued)
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, Class A, 0.00%, 12/15/38(c)	$530	$221,606
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	1,000	1,007,646
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,500	1,511,652

		5,733,887

Transportation — 2.8%
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/25(c)	100	87,509
Series A, 0.00%, 12/15/32(c)	250	152,172
Series AA, 5.00%, 06/15/25	150	152,433
Series AA, 4.75%, 06/15/38	280	274,919
Series AA, 3.00%, 06/15/50	1,000	661,690
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, Class A, 0.00%, 12/15/35(c)	3,075	1,557,947
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 12/15/31	1,000	958,165
Series D, 5.00%, 12/15/24	250	255,884
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/34	1,000	1,020,930
New Jersey Turnpike Authority, Refunding RB
Series B, 5.00%, 01/01/23(b)	840	843,983
Series E, 5.00%, 01/01/29	1,000	1,067,365
Series E, 5.00%, 01/01/32	1,100	1,164,679

		8,197,676

Total Municipal Bonds in New Jersey		14,793,200

New York — 23.9%

County/City/Special District/School District — 5.8%
City of New York, GO
Series B-1, 5.00%, 12/01/41	1,390	1,418,474
Series D, 5.00%, 12/01/35	500	523,743
Series D, 4.00%, 12/01/41	1,000	920,687
Series F-1, 5.00%, 03/01/43	1,000	1,038,741
Series F-1, 5.00%, 03/01/50	1,000	1,031,363
City of New York, Refunding GO, Series I, 5.00%, 08/01/26	165	165,259
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	910	932,167
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	313,608
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	300	262,367
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.00%, 05/01/37	1,000	1,024,808
Series A-1, 5.00%, 08/01/36	500	521,406
Series A-1, 5.00%, 08/01/42	1,000	1,028,439
Series B-1, 5.00%, 08/01/40	1,500	1,532,964
Series C-1, 5.00%, 02/01/32	2,285	2,523,560
Series C-2, 5.00%, 05/01/36	1,000	1,041,494
Sub-Series I, 5.00%, 05/01/42	1,620	1,630,594
New York State Thruway Authority, Refunding RB, Series A-3, 4.00%, 03/15/56	1,000	856,514

		16,766,188

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 0.9%
New York State Dormitory Authority, RB
5.00%, 10/01/45	$1,500	$1,640,417
Series A, 4.00%, 07/01/41	1,000	907,442

		2,547,859

State — 6.8%
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/31	1,000	1,031,198
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series -2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,396,697
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	778,882
New York State Dormitory Authority, Refunding RB
5.00%, 03/15/27	1,000	1,065,191
Series A, 5.00%, 03/15/24(a)	600	616,199
Series A, 5.00%, 03/15/28	250	269,352
Series A, 4.00%, 03/15/43	500	454,187
Series A, 3.00%, 03/15/51	2,000	1,388,104
Series D, 4.00%, 02/15/47	1,000	887,448
Series E, 5.00%, 03/15/27(a)	500	537,092
Series E, 5.00%, 09/15/28(b)	5	5,449
Series E, 5.00%, 03/15/29	995	1,086,199
Series E, 4.00%, 03/15/39	1,000	929,642
Series E, 3.00%, 03/15/41	1,500	1,148,550
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/44	2,460	2,232,060
New York State Urban Development Corp., Refunding RB
5.00%, 03/15/44	1,000	1,038,036
Series A, 5.00%, 03/15/24	1,000	1,025,550
Series A, 5.00%, 03/15/27(a)	600	643,225
Series A, 5.00%, 03/15/39	1,000	1,044,992
Series E, 3.00%, 03/15/50	1,130	788,244
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/24(b)	1,000	1,034,986

		19,401,283

Transportation — 5.3%
Metropolitan Transportation Authority, RB
Series A, 4.00%, 11/15/48	500	407,646
Series E-1, 5.00%, 11/15/42	1,260	1,262,695
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,075	1,062,534
Series B-1, 5.00%, 11/15/47	1,000	1,036,433
Series D, 5.00%, 11/15/25	1,235	1,237,130
Series D-1, 5.00%, 11/15/34(d)	1,000	1,021,468
Sub-Series C-1, 5.00%, 11/15/34	1,000	998,146
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	1,000	860,651
Port Authority of New York & New Jersey, Refunding ARB
179th Series, 5.00%, 12/01/32	1,000	1,018,905
194th Series, 5.00%, 10/15/34	1,395	1,454,892
194th Series, 5.00%, 10/15/41	835	859,939
Triborough Bridge & Tunnel Authority, RB, Series A,
4.00%, 11/15/42	1,000	896,755

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB
5.00%, 11/15/28	$415	$451,203
Series A, 5.00%, 11/15/31	1,000	1,044,094
Series A, 5.00%, 11/15/40	600	610,149
Series B, 5.00%, 11/15/38	1,000	1,040,145

		15,262,785

Utilities — 5.1%
Long Island Power Authority, Refunding RB, Series B,
5.00%, 09/01/41	1,500	1,536,827
New York City Municipal Water Finance Authority, RB
Series CC-1, 5.00%, 06/15/48	1,000	1,021,338
Series DD-1, 4.00%, 06/15/49	1,000	891,553
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 5.00%, 06/15/35	2,500	2,550,518
Series DD, 5.00%, 06/15/39	420	427,102
Series EE, 5.00%, 06/15/36	1,000	1,034,316
New York Power Authority, RB, (AGM), 4.00%, 11/15/52	1,000	864,021
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/50	1,000	879,059
New York State Dormitory Authority, RB, Series A, 5.00%, 10/01/48	1,000	1,097,371
New York State Environmental Facilities Corp., Refunding RB, Series A, Subordinate, 4.00%, 06/15/46	1,475	1,343,574
Utility Debt Securitization Authority, Refunding RB
Series TE, Restructured, 5.00%, 12/15/34	1,000	1,018,800
Series TE, Restructured, 5.00%, 12/15/41	2,000	2,033,590

		14,698,069

Total Municipal Bonds in New York		68,676,184

North Carolina(c) — 0.2%

Transportation — 0.2%
North Carolina Turnpike Authority, RB, Series B, (AGC), 0.00%, 01/01/34	500	289,706
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49	1,000	254,187

Total Municipal Bonds in North Carolina		543,893

Ohio — 0.9%

State — 0.2%
State of Ohio, Refunding GO, Series B, 5.00%, 09/15/25	510	536,307

Transportation — 0.3%
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/46	1,000	1,051,982

Utilities — 0.4%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,070,478

Total Municipal Bonds in Ohio		2,658,767

Oregon — 0.3%

State — 0.3%
State of Oregon Department of Transportation, Refunding RB, Series A, Subordinate, 4.00%, 11/15/42	1,000	917,822

5

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 3.6%

Health — 0.7%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	$1,000	$994,610
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,010,459

		2,005,069

State — 1.8%
Commonwealth of Pennsylvania, GO
5.00%, 10/01/31	1,000	1,118,245
1st Series, 5.00%, 03/15/29	1,000	1,034,536
2nd Series, 5.00%, 10/15/26	685	697,780
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 01/01/28	1,105	1,168,973
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	1,000	980,681

		5,000,215

Transportation — 1.1%
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	128,189
Delaware River Port Authority, Refunding RB, Series B, 5.00%, 01/01/26	250	261,167
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,006,836
Series C, 5.00%, 12/01/23(b)	760	775,587
Series C, 5.00%, 12/01/43	240	241,050
Series A, Subordinate, 4.00%, 12/01/46	425	374,114
Series A, Subordinate, 4.00%, 12/01/50	480	416,082

		3,203,025

Total Municipal Bonds in Pennsylvania		10,208,309

South Carolina — 0.3%

Utilities — 0.3%
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	650,465
Series B, 5.00%, 12/01/51	305	293,900

Total Municipal Bonds in South Carolina		944,365

Tennessee — 0.3%

Transportation — 0.3%
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	904,010

Texas — 9.1%

County/City/Special District/School District — 1.4%
Carrollton-Farmers Branch Independent School District, GO, Series A, (PSF), 4.00%, 02/15/23(b)	445	446,451
Cypress-Fairbanks Independent School District, Refunding GO, Series C, (PSF), 5.00%, 02/15/44	500	508,708
Dallas Area Rapid Transit, Refunding RB
Series A, 5.00%, 12/01/23	800	817,141
Series B, Senior Lien, 4.00%, 12/01/51	1,780	1,574,318
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	570	594,485

		3,941,103

Education — 0.1%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	430,253

Security	Par (000)	Value

Health — 0.3%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	$1,000	$999,718

State — 0.7%
State of Texas, Refunding GO
5.00%, 04/01/24(b)	1,000	1,026,164
Series A, 5.00%, 10/01/36	1,000	1,038,692

		2,064,856

Transportation — 4.3%
Central Texas Regional Mobility Authority, RB
Series C, 5.00%, 01/01/27	1,000	1,028,696
Series A, Senior Lien, 5.00%, 07/01/25(b)	1,000	1,043,652
Central Texas Turnpike System, RB
Series A, (AMBAC), 0.00%, 08/15/30(c)	270	192,171
Series C, 5.00%, 08/15/37	1,000	1,002,225
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,207,109
Grand Parkway Transportation Corp., RB
5.00%, 02/01/23	570	572,678
Series A, 5.00%, 10/01/35	695	732,665
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	429,465
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/31	1,000	1,072,754
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,036,911
Series A, 5.00%, 01/01/43	1,815	1,854,091
Series B, 5.00%, 01/01/34	1,000	1,025,625
State of Texas, Refunding GO, Series A, 5.00%, 10/01/24(b)	1,000	1,035,324

		12,233,366

Utilities — 2.3%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,031,575
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/42	2,000	2,002,877
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	852,088
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	525,581
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,135,986
Series B, 5.00%, 04/15/49	1,000	1,032,094

		6,580,201

Total Municipal Bonds in Texas		26,249,497

Utah — 0.2%

State — 0.2%
State of Utah, GO, 5.00%, 07/01/25	450	472,660

Virginia — 2.0%

County/City/Special District/School District — 0.6%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	737,433
County of Fairfax Virginia, Refunding GO, Series A, (SAW), 4.00%, 10/01/27	1,000	1,022,415

		1,759,848

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 0.3%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	$1,000	$899,321

State — 0.4%
Virginia College Building Authority, Refunding RB, Series E, 5.00%, 02/01/30	1,000	1,081,679

Transportation — 0.5%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 09/15/23	10	10,172
5.00%, 03/15/27	285	306,258
Series A, 5.00%, 05/15/31	1,000	1,072,939

		1,389,369

Utilities — 0.2%
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	526,221

Total Municipal Bonds in Virginia		5,656,438

Washington — 3.5%

County/City/Special District/School District — 0.2%
Central Puget Sound Regional Transit Authority, Refunding RB, Series S-1, 5.00%, 11/01/25(b)	485	510,725

Health — 0.7%
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	2,000	2,106,313

State — 1.2%
State of Washington, GO, Series A, 5.00%, 08/01/43	1,250	1,306,892
State of Washington, Refunding GO
Series B, 5.00%, 07/01/30	1,000	1,051,245
Series R, 5.00%, 07/01/31	1,000	1,033,975

		3,392,112

Transportation — 0.7%
Central Puget Sound Regional Transit Authority, RB, Series S-1, 5.00%, 11/01/46	1,000	1,075,455
Port of Seattle WA, Refunding ARB, AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	831,985

		1,907,440

Utilities — 0.7%
County of King WA Sewer Revenue, Refunding RB, Series B, 5.00%, 07/01/23(b)	2,075	2,103,760

Total Municipal Bonds in Washington		10,020,350

Security	Par (000)	Value

Wisconsin — 1.0%

Health — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	$1,000	$1,017,960

State — 0.6%
State of Wisconsin, Refunding GO
5.00%, 11/01/27	770	826,984
Series 2, 5.00%, 11/01/26	980	1,043,698

		1,870,682

Total Municipal Bonds in Wisconsin		2,888,642

Total Long-Term Investments — 96.0% (Cost: $296,433,905)		275,680,811

	Shares

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.14%(e)(f)	4,163,310	4,162,893

Total Short-Term Securities — 1.5% (Cost: $4,162,928)		4,162,893

Total Investments — 97.5% (Cost: $300,596,833)		279,843,704

Other Assets Less Liabilities — 2.5%		7,226,966

Net Assets — 100.0%		$287,070,670

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$725,084	$3,437,964	(a)	$—	$(120)	$(35)	$4,162,893	4,163,310	$14,736	$—

(a)	Represents net amount purchased (sold).

7

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares Municipal Bond Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$275,680,811	$—	$275,680,811
Short-Term Securities
Money Market Funds	4,162,893	—	—	4,162,893

	$4,162,893	$275,680,811	$—	$279,843,704

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

S C H E D U L E O F I N V E S T M E N T S	8